Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Crude oil	$ 3,151	$ 2,645
Oil products	2,302	2,161
Intermediate products	577	424
Natural gas and Liquefied Natural Gas (LNG)	112	101
Biofuels	29	22
Fertilizers	10	1
Total products	6,181	5,354
Materials, supplies and others	2,029	1,356
Total	$ 8,210	$ 6,710